PROVISION FOR CLOSURE AND RECLAMATION (Tables)	12 Months Ended
Dec. 31, 2021
PROVISION FOR CLOSURE AND RECLAMATION
Schedule of provisions for closure and reclamation

	Eskay	Snip	Total
Balance, December 31, 2019	$—	$3,282	$3,282
Additions (Note 9)	1,564	—	1,564
Revision of estimate	—	305	305
Accretion	—	10	10
Balance, December 31, 2020	$1,564	$3,597	$5,161
Revision of estimate	787	(805)	(18)
Accretion	2	6	8
Balance, December 31, 2021	$2,353	$2,798	$5,151